TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Taxes Payable
SCHEDULE OF TAXES PAYABLE
	As of December 31,
	2023	2022
	RMB’000	RMB’000
VAT	1,902	436
Income tax	40	93
Property tax	-	-
Other	51	53
	1,993	582